Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance, Gains and Losses on Hedging Derivatives	$ (11,700)	$ (8,000)
Other comprehensive income (loss) before reclassifications, Gains and Losses on Hedging Derivatives	2,570	(9,498)	$ (8,542)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	9,880	5,798	542
Net current-period other comprehensive (loss) income , Gains and Losses on Hedging Derivatives	12,450	(3,700)
Ending Balance, Gains and Losses on Hedging Derivatives	750	(11,700)	(8,000)
Beginning Balance, Foreign Currency Gain (Loss)	(351,665)	(148,968)
Other comprehensive income (loss) before reclassifications, Foreign Currency Gain (Loss)	25,495	(205,397)	(141,530)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Foreign Currency Gain (Loss)		2,700
Net current-period other comprehensive (loss) income , Foreign Currency Gain (Loss)	25,495	(202,697)
Ending Balance, Foreign Currency Gain (Loss)	(326,170)	(351,665)	(148,968)
Beginning Balance, Adjustment to Early Retiree Medical Plan	12,003	11,260
Other comprehensive income (loss) before reclassifications, Adjustment to Early Retiree Medical Plan	(3,589)	1,485	(4,228)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(837)	(742)	(1,030)
Net current-period other comprehensive (loss) income , Adjustment to Early Retiree Medical Plan	(4,426)	743
Ending Balance, Adjustment to Early Retiree Medical Plan	7,577	12,003	11,260
Beginning Balance	(351,362)	(145,708)
Other comprehensive income (loss) before reclassifications	24,476	(213,410)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings	9,043	7,756
Net current-period other comprehensive (loss) income	33,519	(205,654)	(154,788)
Ending Balance	$ (317,843)	$ (351,362)	$ (145,708)